Investments in Unconsolidated Subsidiaries and Affiliates - Summary of Combined Results of Operations and Financial Position Reported By Investees Accounted Using Equity Method (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Net revenue	$ 2,875	$ 3,273	$ 3,670
Income before taxes	150	265	99
Net income	109	198	$ 48
Statement of Financial Position [Abstract]
Total Assets	7,789	7,441
Total Liabilities	6,662	6,216
Total Equity	$ 1,127	$ 1,225